Condensed Consolidating Information (AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES)	12 Months Ended
Dec. 31, 2011
AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Condensed Consolidating Information

18. Condensed Consolidating Information

The REIT and certain of the Partnership’s direct and indirect wholly owned subsidiaries (the Subsidiary Guarantors and Subordinated Subsidiary Guarantors) fully and unconditionally guaranteed on a joint and several basis, the obligation to pay principal and interest with respect to the Senior Notes issued in February 2011 and April 2011. These Senior Notes were issued by Aviv Healthcare Properties Limited Partnership and Aviv Healthcare Capital Corporation (the Issuers). Separate financial statements of the guarantors are not provided as the consolidating financial information contained herein provides a more meaningful disclosure to allow investors to determine the nature of the assets held by and the operations of the respective guarantor and non-guarantor subsidiaries. Other wholly owned subsidiaries (Non- Guarantor Subsidiaries) that were not included among the Subsidiary Guarantors or Subordinated Subsidiary Guarantors were not obligated with respect to the Senior Notes. The Non-Guarantor Subsidiaries are subject to mortgages. The following summarizes our condensed consolidating information as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010, and 2009:

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 31, 2011

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets

Net real estate investments	$—	$374,278,067	$425,568,706	$22,740,966	$—	$822,587,739
Cash and cash equivalents	42,354,896	(2,639,048)	6,630	(518,751)	—	39,203,727
Deferred financing costs, net	7,777,902	—	5,335,606	28,822	—	13,142,330
Other	16,119,370	27,324,577	31,161,998	223,220	—	74,829,165
Investment in and due from related parties, net	541,083,875	(5,807,374)	(316,073,840)	(6,958,782)	(212,243,879)	—

Total assets	$607,336,043	$393,156,222	$145,999,100	$15,515,475	$(212,243,879)	$949,762,961

Liabilities and equity

Senior notes payable and other debt	$302,552,127	$—	$284,159,963	$13,761,488	$—	$600,473,578
Due to related parties	6,726,541	—	—	—	—	6,726,541
Tenant security and escrow deposits	385,000	6,505,204	8,623,432	226,281	—	15,739,917
Accounts payable and accrued expenses	9,476,684	4,774,819	3,181,640	691,024	—	18,124,167
Other liabilities	40,937,725	6,457,934	14,045,133	—	—	61,440,792

Total liabilities	360,078,077	17,737,957	310,010,168	14,678,793	—	702,504,995

Total equity	247,257,966	375,418,265	(164,011,068)	836,682	(212,243,879)	247,257,966

Total liabilities and equity	$607,336,043	$393,156,222	$145,990,100	$15,515,475	$(212,243,879)	$949,762,961

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 31, 2010

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets

Net real estate investments	$—	$286,113,584	$323,858,529	$17,128,420	$—	$627,100,533
Cash and cash equivalents	12,126,776	131,590	777,022	(6,914)	—	13,028,474
Deferred financing costs, net	100,000	—	9,834,291	23,345	—	9,957,636
Other	13,380,055	28,003,734	39,892,306	36,481	—	81,312,576
Investment in and due from related parties, net	232,906,755	47,656,869	(90,503,883)	(6,964,810)	(183,094,931)	—

Total assets	$258,513,586	$361,905,777	$283,858,265	$10,216,522	$(183,094,931)	$731,399,219

Liabilities and equity

Senior notes payable and other debt	$—	$—	$431,471,341	$9,104,575	$—	$440,575,916
Due to related parties	6,092,936	—	—	—	—	6,092,936
Tenant security and escrow deposits	—	6,738,399	6,684,306	235,679	—	13,658,384
Accounts payable and accrued expenses	1,431,564	735,161	3,367,345	478,739	—	6,012,809
Other liabilities	5,833,468	4,039,938	10,030,150	—	—	19,903,556

Total liabilities	13,357,968	11,513,498	451,553,142	9,818,993	—	486,243,601
Total equity	245,155,618	350,392,279	(167,694,877)	397,529	(183,094,931)	245,155,618

Total liabilities and equity	$258,513,586	$361,905,777	$283,858,265	$10,216,522	$(183,094,931)	$731,399,219

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2011

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues

Rental income	$—	$39,586,642	$50,056,282	$1,368,634	$—	$91,011,558
Interest on secured loans	2,234,012	1,025,810	1,933,322	—	—	5,193,144
Interest and other income	18,226	488,059	337,509	—	—	843,794

Total revenues	2,252,238	41,100,511	52,327,113	1,368,634	—	97,048,496

Expenses
Interest expense	20,458,737	—	17,743,684	464,434	—	38,666,855
Depreciation and amortization	—	9,847,153	10,096,522	328,087	—	20,271,762
General and administrative	4,116,570	49,722	7,252,303	3,812	—	11,422,407
Transaction costs	1,398,566	2,043,044	2,051,489	—	—	5,493,099
Loss on impairment	—	3,842,771	1,390,034	—	—	5,232,805
Reserve for uncollectible secured loan receivables	1,426,149	—	86,156	—	—	1,512,305
Gain on sale of assets, net	—	—	(1,170,991)	—	—	(1,170,991)
Loss on debt extinguishment	—	—	3,806,513	—	—	3,806,513
Other expenses	—	266,902	—	—	—	266,902

Total expenses	27,400,022	16,049,592	41,255,710	796,333	—	85,501,657

Income before discontinued operations	(25,147,784)	25,050,919	11,071,403	572,301	—	11,546,839
Discontinued operations	—	(84,060)	—	(149,655)	—	(233,715)

Net (loss) income	(25,147,784)	24,966,859	11,071,403	422,646	—	11,313,124

Equity in income (loss) of subsidiaries	36,460,908	—	—	—	(36,460,908)	—

Net income (loss) allocable to common units	$11,313,124	$24,966,859	$11,071,403	$422,646	$(36,460,908)	$11,313,124

Unrealized loss on derivative instruments	—	—	(7,391,774)	—	—	(7,391,774)

Total comprehensive income	$11,313,124	$24,966,859	$3,679,629	$422,646	$(36,460,908)	$3,921,350

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2010

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues

Rental income	$—	$36,934,429	$46,931,730	$230,857	$—	$84,097,016
Interest on secured loans	1,384,731	1,461,057	2,326,183	—	—	5,171,971
Interest and other income	20,132	116,173	(3,019)	—	—	133,286

Total revenues	1,404,863	38,511,659	49,254,894	230,857	—	89,402,273

Expenses
Interest expense	305,547	860,212	22,486,033	77,961	—	23,729,753
Depreciation and amortization	—	8,196,500	8,995,192	54,681	—	17,246,373
General and administrative	3,576,085	88,521	6,156,916	1,125	—	9,822,647
Transaction costs	101,007	188,733	1,287,187	1,298	—	1,578,225
Loss on impairment	—	96,000	—	—	—	96,000
Reserve for uncollectible secured loan receivables	750,000	—	—	—	—	750,000
Change in fair value of derivatives	—	—	(2,931,309)	—	—	(2,931,309)
Gain on sale of assets, net	—	70,181	(581,734)	—	—	(511,553)
Loss on debt extinguishment	14,900	690,615	1,590,047	—	—	2,295,562

Total expenses	4,747,539	10,190,762	37,002,332	135,065	—	52,075,698

Income before discontinued operations	(3,342,676)	28,320,897	12,252,562	95,792	—	37,326,575
Discontinued operations	—	729,723	—	(73,578)	—	656,145

Net (loss) income	(3,342,676)	29,050,620	12,252,562	22,214	—	37,982,720
Distributions and accretion on Class E Preferred Units	(17,371,893)	—	—	—	—	(17,371,893)
Net income attributable to noncontrolling interests	(241,622)	—	—	—	—	(241,622)
Equity in income (loss) of subsidiaries	41,325,396	—	—	—	(41,325,396)	—

Net income (loss) allocable to common units	$20,369,205	$29,050,620	$12,252,562	$22,214	$(41,325,396)	$20,369,205

Unrealized gain on derivative instruments	—	—	4,094,432	—	—	4,094,432

Total comprehensive income	$20,369,205	$29,050,620	$16,469,994	$22,214	$(41,325,396)	$24,463,637

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Year Ended December 31, 2009

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues

Rental income	$—	$36,693,024	$44,286,520	$—	$—	$80,979,544
Interest on secured loans	355,037	949,466	2,137,644	—	—	3,442,147
Interest and other income	28,300	297,110	140,767	—	—	466,177

Total revenues	383,337	37,939,600	46,564,931	—	—	84,887,868

Expenses
Interest expense	487,617	840,751	25,740,210	—	—	27,068,578
Depreciation and amortization	—	7,599,498	9,320,031	—	—	16,919,529
General and administrative	1,622,828	479,144	5,455,828	—	—	7,557,800
Transaction costs	7,218,441	117,512	105,429	—	—	7,441,382
Change in fair value of derivatives	—	—	(6,987,825)	—	—	(6,987,825)

Total expenses	9,328,886	9,036,095	33,633,673	—	—	51,999,464

Income before discontinued operations	(8,945,549)	28,902,695	12,931,258	—	—	32,888,404
Discontinued operations	—	416,912	—	375,315	—	792,227

Net (loss) income	(8,945,549)	29,319,607	12,931,258	375,315	—	33,680,631
Distributions and accretion on Class E Preferred Units	(14,569,875)	—	—	—	—	(14,569,875)
Net income attributable to noncontrolling interests	(221,154)	—	—	—	—	(221,154)
Equity in income (loss) of subsidiaries	42,626,180	—	—	—	(42,626,180)	—

Net income (loss) allocable to common units	$18,889,602	$29,319,607	$12,931,258	$375,315	$(42,626,180)	$18,889,602

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2011

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(293,472,178)	$90,160,280	$253,507,819	$235,096	$—	$50,431,017
Net cash used in investing activities	(2,768,778)	(92,930,918)	(105,966,269)	(5,390,246)	—	(207,056,211)
Financing activities
Borrowings of debt	302,750,000	—	97,416,570	4,761,462	—	404,928,032
Repayment of debt	—	—	(244,727,948)	(104,549)	—	(244,832,497)
Payment of financing costs	(8,593,540)	—	(1,000,564)	(13,600)	—	(9,607,704)
Deferred contribution	35,000,000	—	—	—	—	35,000,000
Capital contributions	40,419,757	—	—	—	—	40,419,757
Cost of raising capital	—	—	—	—	—	—
Cash distributions to partners	(43,107,141)	—	—	—	—	(43,107,141)

Net cash provided by (used in) financing activities	326,469,076	—	(148,311,942)	4,643,313	—	182,800,447

Net increase (decrease) in cash and cash equivalents	30,228,120	(2,770,638)	(770,392)	(511,837)	—	26,175,253
Cash and cash equivalents:
Beginning of year	12,126,776	131,590	777,022	(6,914)	—	13,028,474

End of year	$42,354,896	$(2,639,048)	$6,630	$(518,751)	$—	$39,203,727

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2010

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(70,625,627)	$47,525,428	$74,653,171	$3,127,284	$—	$54,680,256
Net cash used in investing activities	(2,734,426)	(29,643,803)	(30,524,081)	(12,214,337)	—	(75,116,647)
Financing activities
Borrowings of debt	—	—	433,677,230	9,112,340	—	442,789,570
Repayment of debt	(12,000,000)	(18,950,549)	(451,564,376)	(7,765)	—	(482,522,690)
Payment of financing costs	(100,000)	—	(10,443,495)	(24,436)	—	(10,567,931)
Payment for swap termination	—	—	(3,380,160)	—	—	(3,380,160)
Capital contributions	223,866,121	—	—	—	—	223,866,121
Redemption of Class E Preferred Units and warrants	(92,001,451)	—	—	—	—	(92,001,451)
Redemption of Class F Units	—	—	(23,602,649)	—	—	(23,602,649)
Cash distributions to partners	(34,534,439)	—	(2,124,013)	—	—	(36,658,452)

Net cash provided by (used in) financing activities	85,230,231	(18,950,549)	(57,437,463)	9,080,139	—	17,922,358

Net increase (decrease) in cash and cash equivalents	11,870,178	(1,068,924)	(13,308,373)	(6,914)	—	(2,514,033)
Cash and cash equivalents:
Beginning of year	256,598	1,200,514	14,085,395	—	—	15,542,507

End of year	$12,126,776	$131,590	$777,022	$(6,914)	$—	$13,028,474

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2009

	Issuers	Subsidiary Guarantors	Subordinated Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$16,614,404	$7,931,821	$10,246,067	$5,250,000	$—	$40,042,292
Net cash used in investing activities	(7,160,265)	(11,920,991)	(14,161,639)	(5,250,000)	—	(38,492,895)
Financing activities
Borrowings of debt	—	4,705,816	28,320,257	2,625,000	—	35,651,073
Repayment of debt	(1,500,000)	(199,549)	(14,767,207)	(2,625,000)	—	(19,091,756)
Payment of financing costs	—	—	(102,803)	—	—	(102,803)
Proceeds from issuance of warrants	8,399,117	—	—	—	—	8,399,117
Redemption of Class E Preferred Units and warrants	17,898,975	—	—	—	—	17,898,975
Cash distributions to partners	(33,695,587)	—	(4,427,402)	—	—	(38,122,989)

Net cash (used in) provided by financing activities	(8,897,495)	4,506,267	9,022,845	—	—	4,631,617

Net increase in cash and cash equivalents	556,644	517,097	5,107,273	—	—	6,181,014
Cash and cash equivalents:

Beginning of year	(300,046)	683,417	8,978,122	—	—	9,361,493

End of year	$256,598	$1,200,514	$14,085,395	$—	$—	$15,542,507